Warrant liabilities - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 23, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Class of Warrant or Right [Line Items]
Proceeds from issuance of common share, warrants, and pre-funded warrants	$ 10,000	$ 0	$ 0	$ 10,000	$ 0
Warrants and rights outstanding		9,210		9,210
Change in fair value of warrant liabilities (note 12)		$ 2,162	$ 0	$ 666	$ 0
Pre-Funded Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	3,254,369
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 0.00001
Warrants and rights outstanding	$ 6,639
Common Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	4,854,369
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 2.06
Warrants and rights outstanding	$ 3,220
Warrants and rights outstanding, term	2 years
Common Stock
Class of Warrant or Right [Line Items]
Issuance of common shares (in shares)	1,600,000			1,600,000